May 5, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:              AFL-CIO Housing Investment Trust
File Nos. 333-59762 and 811-3493

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that the form of prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Registration Statement on Form N-1A of the AFL-CIO Housing Investment Trust, which was filed electronically with the SEC via EDGAR on April 30, 2013.

Sincerely,

/s/ Christopher Kaiser
Christopher Kaiser
Acting General Counsel